ROYALTY AGREEMENT (Details) (Cyprus NMC, USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton)	52.31	51.55	50.65
Maximum
ROYALTY AGREEMENT
Obligation to make payments of overriding royalties on product shipments, period	30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price subject to adjustment (in dollars per ton)	30
Obligation to pay advance royalty subject to adjustment	$ 500,000
Advance royalty	$ 872,156	$ 859,429	$ 844,452